PROPERTY, PLANT AND EQUIPMENT, NET - (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	¥ 40,855	$ 5,942	¥ 83,224	¥ 117,051
Property and equipment pledged as collateral			37,481		$ 0
Secured bank borrowings	501,789		280,459		72,982
Equipment under operating lease, cost	205,279		519,426		29,857
Equipment under operating lease, accumulated depreciation	133,130		312,853		19,363
Impairment Write Off	41,272	6,003	27,906	4,360
Tangible Asset Impairment Charges	4,418	643	21,476	47,827
Redeemable Noncontrolling Interest, Equity, Carrying Amount	434,216		396,281		63,154
Impairment of Intangible Assets (Excluding Goodwill)				¥ 0
Hospital Segment [Member]
Property, Plant and Equipment [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	351	$ 51	0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment pledged as collateral	633,444		206,244		129,894
Secured bank borrowings	¥ 501,789		¥ 280,459		$ 72,982